Net defined benefit assets (liability) - Summary of Employee Defined Benefit Plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit asset (liability) [line items]
Fair value of plan assets	$ 31,197	$ 27,413
Employee benefits liability	(30,693)	(35,083)
Net defined benefit asset (liability)	504	(7,670)
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	(30,332)	(34,593)
Other employee benefits [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	$ (361)	$ (490)